Website Development Costs	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Website Development Costs [Text Block]

Note 4 – Website Development Costs

The Company incurred and capitalized costs of $8,975 ( December 31, 2011 - $8,975) related to its ongoing website development. As at May 1, 2011, the development of the initial phase of the website was substantially completed. As such, the Company began amortizing the website cost over the estimated useful life of 3 years. As at March 31, 2012, the Company incurred amortization cost amounting to $2,742 and the net cost of the web development asset of $6,233 is reflected on the consolidated balance sheet.

	As of March 31, 2012
	Opening balance	Addition	Amortization	Ending balance
Website development costs	$8,325	$650	$2,742	$6,233

	As of December 31, 2011
	Opening balance	Addition	Amortization	Ending balance
Website development costs	$8,325	$650	$1,994	$6,981

Note 4 – Website Development Costs

The Company incurred and capitalized costs of $8,975 (2010 - $8,325) related to its ongoing website development. As at May 1 2011, the development of the initial phase of the website was substantially completed. As such, the Company began amortizing the website cost over the estimated useful life of 3 years. As at December 31, 2011, the Company incurred amortization cost amounting to $1,994 and the net cost of the web development asset of $6,981 is reflected on the balance sheet.

		As of December 31, 2011
	Opening balance	Addition	Amortization	Ending balance
Website development costs	$8,325	$650	$1,994	$6,981

		As of December 31, 2010
	Opening balance	Addition	Amortization	Ending balance
Website development costs	$-	$8,325	$-	$8,325

Note 4 – Website Development Costs

During the 201 fiscal year, the Company incurred and capitalized $8,325 related to its ongoing website development. Upon the completion of the website, the capitalized website costs will be amortized over its estimated useful life of 3 years. As at December 31, 2010, the website has not yet been completed.